Schedule of movement in warrants (Details)		12 Months Ended
	Mar. 24, 2025 Integer	Jun. 30, 2025 Integer $ / shares	Jun. 30, 2024 Integer $ / shares	Jun. 30, 2023 Integer $ / shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | Integer
Weighted average exercise price, beginning balance | $ / shares
Weighted average remaining Life (years)		2 years 4 months 9 days
Number of Warrants, Granted | Integer	2,394,367	2,394,367
Weighted average exercise price, granted | $ / shares		$ 6.37
Number of Warrants, Granted | Integer
Weighted average exercise price, exercised | $ / shares
Number of Warrants Outstanding | Integer		2,394,367
Weighted average exercise price, ending balance | $ / shares		$ 6.37
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | Integer		7,873,000	7,983,000
Weighted average exercise price, beginning balance | $ / shares		$ 0.38	$ 0.39
Weighted average remaining Life (years)		2 years 5 months 4 days	3 years 4 months 6 days	4 years 3 months 29 days
Number of Warrants, Granted | Integer		119,718
Weighted average exercise price, granted | $ / shares		$ 6.61
Number of Warrants, Granted | Integer		(235,000)	(110,000)
Weighted average exercise price, exercised | $ / shares		$ 0.75	$ 0.75
Number of Warrants Outstanding | Integer		7,757,718	7,873,000	7,983,000
Weighted average exercise price, ending balance | $ / shares		$ 0.52	$ 0.38	$ 0.39